Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of the Total Share-Based Compensation Expense Related to All of the Company’s Equity-Based Awards	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the six months ended June 30, 2026, and 2025 is comprised as follows:

	Six months ended June 30,
	2026	2025

Cost of revenues	63	138
Research and development expenses	1	$31
Marketing, general and administrative expenses	64	101
Total share-based compensation	$128	$270